united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland 20832

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/15

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015
Shares		Value
	COMMON STOCKS - 21.6%
	AIRLINES - 0.9%
10,327	American Airlines Group, Inc.	$ 477,314
8,937	Delta Air Lines, Inc.	454,357
10,541	Southwest Airlines Co.	487,943
7,576	United Continental Holdings, Inc. *	456,909
		1,876,523
	APPAREL - 0.8%
12,960	Nike, Inc.	1,698,149

	AUTO PARTS & EQUIPMENT- 0.8%
54,335	Goodyear Tire & Rubber Co.	1,784,361

	BEVERAGES - 1.6%
8,276	Brown-Forman Corp.	878,746
6,405	Constellation Brands, Inc. *	863,394
19,196	Molson Coors Brewing Co.	1,691,168
		3,433,308
	BIOTECHNOLOGY - 0.7%
1,282	Alexion Pharmaceuticals, Inc. *	225,632
1,449	Amgen, Inc.	229,203
702	Biogen, Inc. *	203,938
1,853	Celgene Corp. *	227,382
1,957	Gilead Sciences, Inc. *	211,610
428	Regeneron Pharmaceuticals, Inc. *	238,563
1,950	Vertex Pharmaceuticals, Inc. *	243,243
		1,579,571
	BUILDING MATERIALS - 1.2%
5,244	Martin Marietta Materials, Inc.	813,607
31,944	Masco Corp.	926,376
9,039	Vulcan Materials Co.	872,987
		2,612,970
	CHEMICALS - 0.8%
2,924	Ecolab, Inc.	351,903
3,087	International Flavors & Fragrances, Inc.	358,277
3,583	PPG Industries, Inc.	373,564
1,459	Sherwin-Williams Co.	389,305
2,309	Sigma-Aldrich Corp.	322,613
		1,795,662
	COMMERCIAL SERVICES - 2.2%
1,663	Automatic Data Processing, Inc.	144,664
18,585	Cintas Corp.	1,730,078
1,562	MasterCard, Inc.	154,622
3,757	McGraw Hill Financial, Inc.	348,048
3,307	Moody's Corp.	318,001
4,306	PayPal Holdings, Inc. *	155,059
31,150	Robert Half International, Inc.	1,640,359
2,942	Total System Services, Inc.	154,308
7,280	Western Union Co.	140,140
		4,785,279
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015
Shares		Value
	COMPUTERS - 0.9%
2,064	Apple, Inc.	$ 246,648
2,178	Computer Sciences Corp.	145,033
9,484	EMC Corp.	248,670
8,947	Hewlett-Packard Co.	241,211
7,780	NetApp, Inc.	264,520
4,237	SanDisk Corp.	326,249
5,115	Seagate Technology PLC	194,677
2,884	Western Digital Corp.	192,709
		1,859,717
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
513	Alliance Data Systems Corp. *	152,520
3,459	CME Group, Inc.	326,772
1,371	Intercontinental Exchange, Inc.	346,040
6,094	NASDAQ OMX Group, Inc.	352,782
2,012	Visa, Inc.	156,091
		1,334,205
	ELECTRONICS - 0.4%
13,908	Allegion PLC	906,384

	FOOD - 0.7%
22,233	Kroger Co.	840,407
25,338	Whole Foods Market, Inc.	759,126
		1,599,533
	GAS - 0.8%
26,108	AGL Resources, Inc.	1,631,750

	HEALTHCARE - PRODUCTS - 0.3%
2,452	Henry Schein, Inc. *	371,993
7,411	Patterson Cos, Inc.	351,281
		723,274
	HEALTHCARE - SERVICES - 1.4%
2,947	Aetna, Inc.	338,257
2,277	Anthem, Inc.	316,845
2,404	Cigna Corp.	322,232
7,002	HCA Holdings, Inc. *	481,668
1,781	Humana, Inc.	318,140
14,481	Tenet Healthcare Corp. *	454,269
2,765	UnitedHealth Group, Inc.	325,662
4,340	Universal Health Services, Inc.	529,871
		3,086,944
	HOUSEWARES - 0.8%
40,132	Newell Rubbermaid, Inc.	1,702,801

	INTERNET - 0.9%
635	Amazon.com, Inc. *	397,447
2,739	Expedia, Inc.	373,326
3,107	Netflix, Inc. *	336,737
258	Priceline Group, Inc. *	375,194
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015
Shares		Value
	INTERNET (continued) - 0.9%
5,090	TripAdvisor, Inc. *	$ 426,440
		1,909,144
	MEDIA - 1.7%
12,349	Cablevision Systems Corp.	402,454
7,142	Comcast Corp.	447,232
7,034	Comcast Corp. - Class A	441,102
2,265	Time Warner Cable, Inc.	428,991
4,727	Time Warner, Inc.	356,132
11,890	Twenty-First Century Fox, Inc. - Class A	364,904
11,850	Twenty-First Century Fox, Inc.	365,928
7,532	Viacom, Inc.	371,403
3,180	Walt Disney Co.	361,693
		3,539,839
	OFFICE & BUSINESS EQUIPMENT- 0.1%
13,737	Xerox Corp.	128,990

	PHARMACEUTICALS - 0.6%
3,414	AmerisourceBergen Corp.	329,485
6,363	Baxalta, Inc. *	219,269
4,130	Cardinal Health,Inc.	339,486
1,715	McKesson Corp.	306,642
		1,194,882
	RETAIL - 2.4%
1,715	Advance Auto Parts, Inc.	340,307
5,514	AutoNation, Inc. *	348,430
440	AutoZone, Inc. *	345,140
5,408	CarMax, Inc. *	319,126
8,264	CVS Health Corp.	816,318
6,899	Home Depot, Inc.	852,992
11,680	Lowe's Cos, Inc.	862,334
1,300	O'Reilly Automotive, Inc. *	359,138
9,651	Walgreens Boots Alliance, Inc.	817,247
		5,061,032
	SOFTWARE - 1.0%
25,962	Activision Blizzard, Inc.	902,439
11,837	Electronic Arts, Inc. *	853,093
2,042	Fidelity National Information Services, Inc.	148,903
1,543	Fiserv, Inc. *	148,915
2,843	Paychex, Inc.	146,642
		2,199,992

	TOTAL COMMON STOCKS (Cost $44,646,095)	46,444,310
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 72.4%
	DEBT FUNDS - 26.9%
271,359	iShares 7-10 Year Treasury Bond ETF	$ 29,040,840
355,864	Vanguard Short-Term Bond ETF	28,554,527
		57,595,367
	EQUITY FUNDS - 27.8%
154,115	iShares Cohen & Steers REIT ETF	15,023,130
209,676	Vanguard Growth ETF	22,915,490
211,406	Vanguard Mid-Cap Growth ETF	21,715,624
		59,654,244
	FOREIGN INDEX FUNDS - 17.7%
439,936	iShares MSCI Belgium Capped ETF +	7,703,279
378,097	iShares MSCI Hong Kong ETF	7,754,769
505,823	iShares MSCI Italy Capped ETF	7,491,239
610,349	iShares MSCI Japan ETF	7,519,500
303,455	iShares MSCI Netherlands ETF	7,586,375
		38,055,162

	TOTAL EXCHANGE TRADED FUNDS (Cost $143,714,211)	155,304,773

	PUT OPTIONS ON FUTURES PURCHASED - 0.1%
1,450	S&P 500 Index Expiration 12/18/2015, Exercise Price $1,700 (Cost (1,483,750)	134,125

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUNDS - 5.6%
11,192,699	Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class	11,192,699
	to yield 0.15% ^
840,272	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	840,272
	to yield 0.11% ^ ++
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,032,971)	12,032,971

	TOTAL INVESTMENTS - 99.7% (Cost $201,877,027) (a)	$ 213,916,179
	OTHER ASSETS LESS LIABILITIES - 0.3%	611,921
	NET ASSETS - 100.0%	$ 214,528,100

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $202,020,350 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 15,816,065
	Unrealized Depreciation:	(3,920,236)
	Net Unrealized Appreciation:	$ 11,895,829

* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2015

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
130	Dollar Index Future	Dec-15	$ 12,612,470	$ 132,811
	Net Unrealized Gain from Open Long Futures Contracts			$ 132,811

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to currency risk exposure as of October 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as October 31, 2015 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2015	% of Fund Net Assets at October 31, 2015
ADB-CFC	12/5/12	$1,933,416	0.90%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 85.6%
	DEBT FUNDS - 26.4%
249,998	iShares 1-3 Year Treasury Bond ETF	$ 21,207,330
161,786	iShares 3-7 Year Treasury Bond ETF	20,046,903
188,440	iShares 7-10 Year Treasury Bond ETF	20,166,849
		61,421,082
	EQUITY FUNDS - 59.2%
290,394	Consumer Discretionary Select Sector SPDR Fund	23,513,202
430,748	Consumer Staples Select Sector SPDR Fund	21,485,710
235,731	iShares Cohen & Steers REIT ETF	22,979,058
544,244	Technology Select Sector SPDR Fund	23,756,251
223,803	Vanguard Growth ETF	24,459,430
175,491	Vanguard Small-Cap Growth ETF	21,636,285
		137,829,936

	TOTAL EXCHANGE TRADED FUNDS (Cost $196,502,356)	199,251,018

	SHORT-TERM INVESTMENT - 9.7%
	MONEY MARKET FUND - 9.7%
22,453,027	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	22,453,027
	to yield 0.11%* + (Cost $22,453,027)

	TOTAL INVESTMENTS - 95.3% (Cost $218,955,383) (a)	$ 221,704,045
	OTHER ASSETS LESS LIABILITIES - 4.7%	11,001,866
	NET ASSETS - 100.0%	$ 232,705,911

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $218,982,700 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,932,945
	Unrealized Depreciation	(2,211,600)
	Net Unrealized Appreciation:	$ 2,721,345

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.
+ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
230	Dollar Index Future	Dec-15	$ 22,312,737	$ 242,643
	Net Unrealized Gain from Open Long Futures Contracts			$ 242,643

++ All or a portion of this investment is a holding of the ADWAT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to currency risk exposure as of October 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as October 31, 2015 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2015	% of Fund Net Assets at October 31, 2015
ADT-CFC	12/12/11	$315,170	0.14%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015
Shares		Value
	EXCHANGE TRADED FUNDS - 50.2%
	DEBT FUNDS - 50.2%
625,078	iShares iBoxx High Yield Corporate Bond ETF (Cost $53,007,521)	$ 53,487,925

	SHORT-TERM INVESTMENTS - 46.9%
	MONEY MARKET FUND - 9.4%
6,517,226	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class	6,517,226
	to yield 0.06% * ++
3,513,184	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	3,513,184
	to yield 0.11% *
		10,030,410
Principal ($)
	U.S. TREASURY - 37.5% **
5,000,000	United States Treasury Bill, due 11/12/2015, 0.125%	4,999,988
35,000,000	United States Treasury Bill, due 12/10/2015, 0.075%	35,000,376
		40,000,364

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,030,775)	50,030,774

	TOTAL INVESTMENTS - 97.1% (Cost $103,038,296) (a)	$ 103,518,699
	OTHER ASSETS LESS LIABILITIES - 2.9%	3,095,061
	NET ASSETS - 100.0%	$ 106,613,760

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $103,038,296 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 480,403
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ 480,403

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Northern Lights SPC.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
114	US Ultra Bond	Dec-15	$ 18,211,500	$ 100,688
	Net Unrealized Gain from Long Futures Contracts			$ 100,688

Unrealized Appreciation/ (Depreciation)
CREDIT DEFAULT SWAP CONTRACTS ^

December 2020,  Exchange Traded Credit Default Swap to Sell Protection (1) - CXP.NA.HY.24  Maturity 12/20/20 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $30,000,000)(3)

	Unrealized Appreciation from Credit Default Swap Contracts			$ (32,523)	(2)

LONG INDEX SWAP CONTRACTS ++ ^

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $5,004,356)

	Unrealized Depreciation from Long Index Swap Contracts			$ 5,551

	Net Unrealized Depreciation on Swap Contracts			$ (26,972)

++ All or a portion of this investment is a holding of the Northern Lights SPC.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium paid of $976,500 and current asset value of $943,977. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator  the current status of the payment/performance risk and represent the likelihood of an expected liablity (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2015 categorized by risk exposure:
Risk Exposure Category		Unrealized Gain/(Loss) at 10/31/2015
Credit Default Swap		$ (32,523)
Futures Contracts		100,688
Mixed: Commodity, interest, credit, foreign exchange and equity contracts		5,551

Total		$ 73,716

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 53,487,925	$ -	$ -	$ 53,487,925
Futures Contracts	-	100,688	-	100,688
Money Market	10,030,410			10,030,410
Open Swap Contracts	-	5,551	-	5,551
U.S. Treasury	-	40,000,364	-	40,000,364
Total	$ 63,518,335	$ 40,106,603	$ -	$ 103,624,938
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ 32,523	$ -	$ -	$ 32,523
Total	$ 32,523	$ -	$ -	$ 32,523

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2015	% of Fund Net Assets at October 31, 2015
AASF-CFC	12/12/11	$4,075,268	3.82%

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015
Shares		Value
	SHORT-TERM INVESTMENTS - 101.5%
	MONEY MARKET FUND - 17.8%
5,097,655	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	$ 5,097,655
	to yield 0.11% ** ++

Principal ($)
	U.S. TREASURY - 83.7%
7,000,000	United States Treasury Bills due 11/19/2015, 0.050% *	12,000,042
12,000,000	United States Treasury Bills due 12/10/2015, 0.075% *	12,000,267
		24,000,309

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,097,964)	29,097,964

	TOTAL INVESTMENTS - 101.5% (Cost $29,097,964) (a)	$ 29,097,964
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.5)%	(421,415)
	NET ASSETS - 100.0%	$ 28,676,549

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $29,097,964 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ -

* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015
++ All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as October 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 5,097,655	$ 24,000,309	$ -	$ 29,097,964
Total	$ 5,097,655	$ 24,000,309	$ -	$ 29,097,964

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2015	% of Fund Net Assets at October 31, 2015
AMFSF-CFC	11/6/09	$5,477,042	19.10%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015
Shares		Value
	EXCHANGE TRADED NOTE - 4.3%
	COMMODITY FUNDS - 4.3%
8,550	iPath Bloomberg Commodity Index Total Return ETN * (Cost $209,856)	$ 207,423

Principal ($)	SHORT-TERM INVESTMENTS - 84.1%
	U.S. TREASURY - 73.0%
3,500,000	United States Treasury Bills due 12/10/2015, 0.075% **	3,500,019

Shares
	MONEY MARKET FUND - 11.1%
532,387	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	532,387
	to yield 0.11% *** ++

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,032,406)	4,032,406

	TOTAL INVESTMENTS - 88.4% (Cost $4,242,262) (a)	$ 4,239,829
	OTHER ASSETS LESS LIABILITIES - 11.6%	557,356
	NET ASSETS - 100.0%	$ 4,797,184

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,242,306 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(2,477)
	Net Unrealized Depreciation:	$ (2,477)
* Non-Income producing security.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the ACT Fund Limited.
*** Money market fund; interest rate reflects seven-day effective yield on October 31, 2015

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
6	Cocoa	Dec-16	$ 191,940	$ 6,930
6	Coffee	Dec-16	299,025	2,044
6	Copper Future	Dec-16	349,575	(4,538)
6	Corn	Dec-16	122,400	3,375
6	Cotton	Dec-16	190,320	3,645
6	Crude Oil	Dec-16	313,080	(890)
6	Gasoline RBOB	Dec-16	415,220	403
6	Gold	Dec-16	687,600	4,640
6	Lean Hogs	Dec-16	182,760	(8,590)
6	Live Cattle	Dec-16	318,660	(3,490)
6	Natural Gas Future	Mar-16	173,880	(20,050)
6	NY Harbor ULSD Future	Dec-16	401,764	(16,909)
6	Silver	Dec-16	472,200	27,075
6	Soybean Future	Nov-16	267,000	4,238
6	Wheat Future	Dec-16	164,550	8,687
6	World Sugar # 11	Mar-16	96,365	10,147

	Net Unrealized Gain from Open Futures Contracts			$ 16,717

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of October 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ 207,423	$ -	$ -	$ 207,423
U.S. Treasury	-	3,500,019	-	3,500,019
Money Market	532,387		-	532,387
Variation Margin-Open Futures Contracts	16,717	-	-	16,717
Total	$ 756,527	$ 3,500,019	$ -	$ 4,256,546

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2015	% of Fund Net Assets at October 31, 2015
ACS-CFC	1/3/11	$817,349	17.04%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/30/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/30/15

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/30/15